Income Taxes - Schedule of Deferred Tax Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Liabilities [Abstract]
Intangible asset from acquisition	¥ 763	¥ 6,049	¥ 7,126
Total deferred tax liabilities	¥ 763	¥ 6,049	¥ 7,126